INCOME TAXES	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 15 INCOME TAXES

The Company utilizes the asset and liability approach to measuring deferred tax assets and liabilities based on temporary differences existing at each balance sheet date using currently enacted tax rates in accordance with FASB ASC 740. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.
The income tax expense for the years ended December 31, 2015 and 2014 consists of the following:

	2015	2014
Current
Federal	$—	$—
State and Local	1,250	5,297
	1,250	5,297
Deferred
Federal	—	—
State and Local	—	—
	—	—
	$1,250	$5,297
The following is a reconciliation of the reported amount of income tax expense (benefit) for the years ended December 31, 2015 and 2014 to the amount of income tax expenses that would result from applying the statutory rate to pretax income.
The components of the Company’s deferred tax assets for the years ended December 31, 2015 and 2014 are as follows:

	2015	2014
Deferred tax assets:
Net operating losses	4,194,990	18,229,887
Depreciation and amortization	(182,903)	162,344
Allowance for doubtful accounts	6,324	2,035
Accrued vacation	112,892	85,081
Accrued personal property tax	4,083	4,048
Other	1,652	171
Total deferred tax assets	4,137,036	18,483,566
Less: Valuation allowance	(4,137,036)	(18,483,566)
Net deferred tax assets	$—	$—
Reconciliation of reported amount of income tax expense for the years ended December 31, 2015 and 2014 consists of the following:

	2015	2014
Benefit for income taxes computed at federal statutory rate	$(19,685,292)	$(7,385,656)
State income taxes, net of federal tax benefit	(1,998,974)	(407,156)
Non-deductible expenses	12,902,916	3,024,860
NOL write off due to Section 382 limitation	23,200,232	—
Increase (decrease) in valuation allowance	(14,346,481)	4,622,286
Other, net	(71,150)	150,963
Provision for income taxes	$1,250	$5,297
Effective tax rate	(0.01)%	(0.07)%
As of December 31, 2015 the Company has generated operating losses. As a result the Company has recorded a full valuation allowance against its net deferred tax assets as of December 31, 2015 and 2014. The valuation allowance decreased by $14,346,481 during the tax year ended December 31, 2015.
During 2015, the Corporation had a change of ownership for Internal Revenue Code purposes. The amount of the NOLs for federal and state purposes was reduced to the amount that can be used considering those limitations. The amount presented is reduced based on the section 382 limitation and the carryforward period as provided by the federal and state tax laws.
As of December 31, 2015 and 2014, the Company has a net operating loss carry forwards for Federal income tax purposes of $11.5 million and $51.8 million, respectively, which expire in varying amounts during the tax years 2025 and 2035. The Company has net operating loss carry forwards for State income tax purposes of $8.2 million and $32.5 million which expire in varying years from 2025 to 2035.
Under FASB ASC 740, tax benefits are recognized only for tax positions that are more likely than not to be sustained upon examination by tax authorities. The amount recognized is measured as the largest amount of benefit that is greater than 50 percent likely to be realized upon ultimate settlement. Unrecognized tax benefits are tax benefits claimed in the Company’s tax returns that do not meet these recognition and measurement standards. As of December 31, 2015 and 2014, the Company has no liabilities for unrecognized tax benefits.
The Company’s policy is to recognize potential interest and penalties accrued related to unrecognized tax benefits within income tax expense. For the years ended December 31, 2015, and 2014, the Company did not recognize any interest or penalties in its statement of operations, nor did it have any interest or penalties accrued in its balance sheet at December 31, 2015 and 2014 relating to unrecognized tax benefits.
The tax years 2012 – 2015 remain open to examination for federal income tax purposes and by the other major taxing jurisdictions to which the Company is subject.